1242646

FORM D

03023525

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

***FORM D FOR AMERICAN ENTERPRISES MPT CORP. EXCHANGE***

**NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**

| OMB APPROVAL | |
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| Expires: | May 31, 2005 |
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| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
AMERICAN ENTERPRISES MPT CORP.: SECURITY-FOR-SECURITY EXCHANGE OF COMMON STOCK

Filing Under (Check box(es) that apply) ☐ Rule 504 ☐ Rule 505 [✓] Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: [✓] New Filing ☐ Amendment

**A. BASIC IDENTIFICATION DATA**

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
American Enterprises MPT Corp. ("MPT" or the "Issuer")

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (including Area Code) |
|---|---|
| C/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235 | (804) 560-4070 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (including Area Code) |

RECD S.E.C.
JUN 18 2003

Brief Description of Business
Manufacturing of power transmission products

Type of Business Organization
[✓] corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
JUN 19 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 10 Year 86 [✓] Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D][E]

**GENERAL INSTRUCTIONS**

Federal:
*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).
*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
*Where To File:* U.S. Securities and Exchange Commission. 450 Fifth Street. N.W. Washington, D.C 20549.
*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
*Filing Fee:* There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02)

| BASIC IDENTIFICATION DATA |
|---|

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
YOUNG, John A.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓]Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BARNETT, Douglas

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
WEIDENMULLER, Steven W.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
FLEXON, William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual
FAISON, G. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

**BASIC IDENTIFICATION DATA**

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BUNTING, III, Joseph O.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓]Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
RYAN, Michael G.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
NIMS, Charles W.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
SULANKE, Douglas A.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BENISH, Traci

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐Promoter [✓] Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual
RALES, Mitchell P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

| BASIC IDENTIFICATION DATA |
| --- |

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter [✓] Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
RALES, Steven M.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
KNISELY, Philip W.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | Yes | No |
|---|---|---|
| 1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?. | ☐ | [✓] |

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? ........................ $ NONE

| | Yes | No |
|---|---|---|
| 3. Does the offering permit joint ownership of a single unit? | ☐ | [✓] |

4.. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

☑ Not Applicable

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .................................... ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## OFFERING PRICE. NUMBER OF INVESTORS. EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box [✓] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | | Total MPT Shares to be Exchanged (Rounded) | | Total MPT Shares) Issued in Exchange (Rounded) |
|---|---|---|---|---|
| Debt | $ | 0 | $ | 0 |
| Equity: Issuance of 200,000,000 MPT Shares of Common Stock ("MPT Shares") in exchange for limited partnership interests | | 200,000,000 Shares | | 200,000,000 Shares |
| [✓] Common Stock, par value $0.001 per share [1]<br>[ ]Preferred Stock | | | | |
| Convertible Securities (including warrants) | $ | 0 | $ | 0 |
| Partnership Interests | $ | 0 | $ | 0 |
| Other (Specify__________) | $ | 0 | $ | 0 |
| Total | | 200,000,000 Shares | | 200,000,000 Shares |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is *'none" or "zero."

| | | Number of Investors | | Total MPT Shares Issued for Converted Securities |
|---|---|---|---|---|
| Accredited Investors | | 13 | | 200,000,000 Shares |
| Non-accredited Investors | $ | 0 | $ | 0 |
| Total (for filings under Rule 504 only) | $ | N/A | $ | N/A |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505. enter the information requested for all securities sold by the issuer, to date, offerings of the types indicated, in the twelve ( 12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C Question 1.

| | Type of Security | | Dollar Amount Sold |
|---|---|---|---|
| Type of Offering | | | |
| Rule 505 | N/A | $ | N/A |
| Regulation A | N/A | $ | N/A |
| Rule 504 | N/A | $ | N/A |
| Total | N/A | $ | N/A |

1 Each of the holders of limited partnership interests of American Enterprises MPT Holdings, L.P. ("MPT LP"). The holders of MPT LP interests contributed 60% of their issued and outstanding limited partnership interests to MPT in exchange for common stock of MPT. Limited partners will receive, in the aggregate, 200,000,000 shares of MPT common stock in the exchange.

## OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | | |
|---|---|---|---|
| Transfer of Agent's Fees | ☐ | $ | 0 |
| Printing and Engraving Costs | ☐ | $ | 0 |
| Leal Fees (Rounded) | ☑ | $ | 114,286 |
| Accounting Fees | ☐ | $ | 0 |
| Engineering Fees | ☐ | $ | 0 |
| Sales Commissions (specify finders' fees separately) | ☐ | $ | 0 |
| Other Expenses (identify) | ☐ | $ | 0 |
| Total (Rounded) | ☑ | $ | 114,286 |

***ALL EXPENSES PAID IN CONNECTION WITH THE SECURITY-FOR-SECURITY EXCHANGE IN A MERGER WERE NOT DEDUCTED FROM THE AGGREGATE OFFERING AMOUNT OF THE STOCK ISSUED***

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ N/A*

***In a securities-for-securities exchange, there are no proceeds to the issuer.*

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

| | | Payments to Officers, Directors & Affiliates | | MPT Shares to Others |
|---|---|---|---|---|
| Salaries and fees | ☐ | $ 0 | ☐ | $ 0 |
| Purchase of real estate | ☐ | $ 0 | ☐ | $ 0 |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ 0 | ☐ | $ 0 |
| Construction or leasing of plant buildings and facilities | ☐ | $ 0 | ☐ | $ 0 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ | $ 0 | ☐ | $ 0 |
| Repayment of indebtedness | ☐ | $ 0 | ☐ | $ 0 |
| Working capital | ☐ | $ 0 | ☐ | $ 0 |
| Other (specify): In connection with the corporate reorganization of a Delaware corporation and its affiliates into a Delaware limited liability company, limited partnership interests of one affiliated company were contributed in exchange for common stock of another affiliated company. | ☐ | $ 0 | ☐ | Limited Partnership Interests exchanged for 200,000,000 MPT Shares |
| Column Totals | ☐ | $ 0 | ☐ | Limited Partnership Interests exchanged for 200,000,000 MPT Shares |
| Total Payments Listed (column totals added) | | | Limited Partnership Interests exchanged for 200,000,000 MPT Shares | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| AMERICAN ENTERPRISES MPT CORP. | Traci Benish | June 10, 2003 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| Traci Benish | Assistant Secretary | |

ATTENTION

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.)**